Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of expenses incurred according to the agreement with iDnext
	Year ended December 31,
	2021	2020	2019

Monthly fees	$-	-	$49
Bonus	-	-	10
Payments for employees	-	-	33

Total	$-	-	$92